Non-Current Assets by Region (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-Current Assets by Region
Non-Current Assets	€ 40,597	€ 42,956
EMEA
Non-Current Assets by Region
Non-Current Assets	14,309	14,215
Germany
Non-Current Assets by Region
Non-Current Assets	7,591	7,351
Rest of EMEA
Non-Current Assets by Region
Non-Current Assets	6,719	6,864
Americas
Non-Current Assets by Region
Non-Current Assets	24,939	27,356
United States
Non-Current Assets by Region
Non-Current Assets	24,293	26,845
Rest of Americas
Non-Current Assets by Region
Non-Current Assets	646	511
APJ
Non-Current Assets by Region
Non-Current Assets	1,349	1,385
INDIA
Non-Current Assets by Region
Non-Current Assets	430	405
Rest of APJ
Non-Current Assets by Region
Non-Current Assets	€ 919	€ 981